Taxation	6 Months Ended
Jun. 30, 2020
Taxation
Taxation

7. Taxation

The tax credit for the six month period ended June 30, 2020, amounts to £2.7 million and consists of the estimated research and development tax credit receivable on qualifying expenditure incurred during the six month period ended June 30, 2020 for an amount of £2.7 million less a tax expense of £52 thousand related to the U.S. operations (six month period ended June 30, 2019: £3.4 million tax credit, comprising £3.4 million for research and development tax credit, less £19 thousand expense for tax on U.S. operations).

The tax credit for the three month period ended June 30, 2020, amounts to £1.4 million, and consists of the estimated research and development tax credit receivable on qualifying expenditure incurred during the three month period ended June 30, 2020 for an amount of £1.4 million less a tax expense of £12 thousand related to the U.S. operations (three month period ended June 30, 2019: £2.1 million tax credit, comprising £2.1 million for research and development tax credit, plus tax credit £20 thousand expense for tax on U.S. operations).